Prospectus Supplement	January 11, 2022

Putnam VT Diversified Income Fund
Prospectus dated April 30, 2021

Paul Scanlon, who is currently a portfolio manager of the fund, will retire as a portfolio manager of the fund effective March 31, 2022.

Effective March 31, 2022, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Michael Atkin, Head of Macro and Sovereign Credit, portfolio manager of the fund since 2007

Albert Chan, Head of Portfolio Construction, portfolio manager of the fund since 2020

Robert Davis, Portfolio Manager, portfolio manager of the fund since 2017

Brett Kozlowski, Co-Head of Structured Credit, portfolio manager of the fund since 2017

Michael Salm, Chief Investment Officer, Fixed Income, portfolio manager of the fund since 2011

Robert Salvin, Head of Corporate and Tax-exempt Credit, portfolio manager of the fund since 2022

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective March 31, 2022, the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund? is replaced in its entirety with the following:

• Portfolio managers. The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
Michael Atkin	2007	Putnam Management	Portfolio Manager
		1997–Present
Albert Chan	2020	Putnam Management	Portfolio Manager
		2002–Present	Previously, Analyst
Robert Davis	2017	Putnam Management	Portfolio Manager
		1999–Present	Previously, Analyst
Brett Kozlowski	2017	Putnam Management	Portfolio Manager
		2008–Present
Michael Salm	2011	Putnam Management	Co-Chief Investment Officer, Fixed Income
		1997–Present	Previously, Co-Head of Fixed Income
Robert Salvin	2022	Putnam Management	Head of Corporate and Tax-exempt Credit
		2000–Present	Previously, Portfolio Manager

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	January 11, 2022
Putnam VT Diversified Income Fund
Statement of Additional Information dated April 30, 2021

Effective March 31, 2022, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are supplemented to reflect that Putnam VT Diversified Income Fund’s portfolio managers are now Michael Atkin, Albert Chan, Robert Davis, Brett Kozlowski, Michael Salm and Robert Salvin. These sub-sections for Putnam VT Diversified Income Fund only are also supplemented solely with regard to Mr. Salvin as follows:

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund's portfolio manager managed as of November 30, 2021. The other accounts may include accounts for which this individual was not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

Other accounts (including
separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)
	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets
Robert Salvin	12	$3,727,300,000	9	$538,700,000	12	$2,035,000,000

Ownership of securities

As of November 30, 2021, Mr. Salvin and his immediate family members did not beneficially own equity securities in the fund. The fund is offered only to separate accounts of insurance companies. Individual investors may not invest in the fund directly, but only through purchasing variable annuity contracts or variable life insurance policies that include the fund as an investment option.

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